Financial instruments and financial risk management (Tables)	3 Months Ended
Mar. 31, 2019
Financial Instruments and Financial Risk Management [Abstract]
Schedule of contractual maturities of non-derivative financial liabilities
At March 31, 2019	Within one year	Between one and five years	More than five years
Trade payables	$723,436	-	-
Accrued liabilities	257,818	-	-
Customer deposits and contract liabilities	428,807	-	-
Shareholder loan	5,191	-	-
	$1,415,252	$-	$-

At December 31, 2018	Within one year	Between one and five years	More than five years
Trade payables	$718,953	-	-
Accrued liabilities	543,908	-	-
Customer deposits and contract liabilities	402,783	-	-
Shareholder loan	6,230	-	-
	$1,671,874	$-	$-

Schedule of financial assets and liabilities that are denominated in US dollars
	March 31, 2019	December 31, 2018
Cash and cash equivalents	$29,221,349	$18,102,872
Trade receivables	7,918	51,164
Trade payables	(106,979)	(382,087)
	$29,122,288	$17,771,949

Schedule of classification of financial instruments

Financial assets included in the statement of financial position are as follows:

	March 31, 2019	December 31, 2018
Loans and receivables:
Cash and cash equivalents	$30,696,299	$18,926,933
Receivables	1,121,597	1,190,689
	$31,817,896	$20,117,622

Financial liabilities included in the statement of financial position are as follows:

	March 31, 2019	December 31, 2018
Non-derivative financial liabilities:
Trade payable and accrued liabilities	$981,254	$1,262,861
Customer deposits and contract liabilities	428,807	402,783
Shareholder loan	5,191	6,230
Derivative financial liabilities:
Derivative liability	18,212,352	4,752,875
	$19,627,604	$6,424,749